Convertible Notes Payable (Details Narrative)									3 Months Ended		12 Months Ended
	Mar. 30, 2018 USD ($)	Mar. 15, 2018 USD ($) shares	Mar. 14, 2018 USD ($) d shares	Feb. 01, 2018 USD ($) shares	Jan. 13, 2018 USD ($) shares	Dec. 08, 2017 USD ($) d shares	Nov. 14, 2017 USD ($)	Sep. 15, 2017 USD ($) d	Mar. 31, 2018 USD ($) d	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 10, 2018 USD ($)
Interest expense									$ 24,831	$ 0	$ 8,348	$ 0
Amortization of discount									123,119		50,893
Original issuance discount							$ 37,500	$ 40,000	106,718		164,545
Initial promissory note							187,500	200,000	776,366		408,247
Cash proceeds from issuance of notes							$ 150,000	150,000
Discount of debt financing cost								10,000
Loss on debt extinguishment									(25,000)
Number of common stock issued during period, amount											$ 92,646
SBI Investments LLC [Member]
Debt principal amount													$ 200,000
Payments for note	$ 25,000
Loss on debt extinguishment	$ 25,000
Eagle Equities, LLC [Member] | First Note [Member]
Amortization of discount									$ 50,000
Debt principal amount		$ 50,000
Debt conversion percentage									60.00%
Debt conversion trading days | d									30
Debt discount		2,500
Adar Bays Capital, LLC [Member] | First Note [Member]
Debt principal amount		50,000
Debt discount		2,500
September 2017 Note [Member]
Debt principal amount								$ 1,250,000
Debt interest rate								8.00%
Maximum consideration from convertible note issuance								$ 1,000,000
Original issuance discount								$ 250,000
Debt conversion percentage								60.00%
Debt conversion trading days | d								30
December 8, 2017 Note [Member]
Debt conversion percentage						75.00%
Debt conversion trading days | d						10
One time interest charge percentage						9.00%
Number of shares issued for notes for consideration | shares						243,806
December 8, 2017 Note [Member] | LG Capital Funding, LLC [Member]
Debt principal amount						$ 185,292
Maximum consideration from convertible note issuance						$ 158,824
Original issue of discount percentage						15.00%
Number of shares issued for notes for consideration | shares				121,903	121,903
Number of shares issued for notes for consideration, value				$ 46,323	$ 46,323
December 8, 2017 Note [Member] | Cerberus Finance Group Ltd [Member]
Debt principal amount						$ 185,292
Maximum consideration from convertible note issuance						$ 158,824
Debt conversion percentage						75.00%
Debt conversion trading days | d						10
Original issue of discount percentage						15.00%
One time interest charge percentage						9.00%
Number of shares issued for notes for consideration | shares				121,903	121,903	243,806
Number of shares issued for notes for consideration, value				$ 46,323	$ 46,323
First Note [Member]
Original issuance discount						$ 13,234
Debt conversion percentage									60.00%
Debt conversion trading days | d									10
Initial promissory note						92,646
Cash proceeds from issuance of notes						75,000
Discount of debt financing cost						$ 4,412
One time interest charge percentage						9.00%
Debt due date						Jan. 01, 2018
Debt discount						$ 46,323
First Note [Member] | Cerberus Finance Group Ltd [Member]
Original issuance discount						13,234
Debt conversion percentage									60.00%
Debt conversion trading days | d									30
Initial promissory note						92,646
Cash proceeds from issuance of notes						75,000
Discount of debt financing cost						$ 4,412
One time interest charge percentage						9.00%
Debt due date						Feb. 01, 2018
Debt discount						$ 46,323
May 14, 2018 Note [Member] | Eagle Equities, LLC [Member]
Debt principal amount			$ 100,000
Debt interest rate			12.00%
Maximum consideration from convertible note issuance			$ 95,000
Debt conversion percentage			60.00%
Debt conversion trading days | d			30
One time interest charge percentage			5.00%
Debt discount			$ 2,500
Number of shares issued for notes for consideration | shares			137,363
Percentage of note equal to shares value			25.00%
Proceeds from note issuance			$ 47,500
May 14, 2018 Note [Member] | Eagle Equities, LLC [Member] | Minimum [Member]
Debt redemption percentage			105.00%
May 14, 2018 Note [Member] | Eagle Equities, LLC [Member] | Maximum [Member]
Debt redemption percentage			130.00%
May 15, 2018 Note [Member] | Adar Bays Capital, LLC [Member]
Amortization of discount		$ 50,000
Debt principal amount			$ 100,000
Debt interest rate			12.00%
Maximum consideration from convertible note issuance			$ 95,000
Debt conversion percentage		60.00%
Original issue of discount percentage			5.00%
Number of shares issued for notes for consideration | shares		137,363
Number of shares issued for notes for consideration, value		$ 12,500
Percentage of note equal to shares value			25.00%
Proceeds from note issuance		$ 47,500
May 15, 2018 Note [Member] | Adar Bays Capital, LLC [Member] | Minimum [Member]
Debt redemption percentage			105.00%
May 15, 2018 Note [Member] | Adar Bays Capital, LLC [Member] | Maximum [Member]
Debt redemption percentage			130.00%